Earnings per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Schedule of Components Used in Calculation of Basic and Diluted Earnings per Share
The following table shows the components used in the calculation of basic and diluted net earnings per common share for earnings attributable to common shareholders.

	Three months		Six months
For the period ended June 30	2026	2025	2026	2025
Net earnings attributable to common shareholders - basic	558	579	1,174	1,209
Dividends declared per common share (in dollars)	0.4375	0.4375	0.8750	1.4350
Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic	932.5	930.9	932.5	925.6
Assumed exercise of stock options (1)	—	—	—	—
Weighted average number of common shares outstanding - diluted (in millions)	932.5	930.9	932.5	925.6
(1)The calculation of the assumed exercise of stock options includes the effect of the average unrecognized future compensation cost of dilutive options. It excludes options for which the exercise price is higher than the average market value of a BCE common share. The number of excluded options was 8,762,229 for the second quarter of 2026 and for the first half of 2026, compared to 5,503,174 for the second quarter of 2025 and for the first half of 2025.